Submission	May 04, 2026
Submission [Line Items]
Central Index Key	0000700564
Registrant Name	FULTON FINANCIAL CORP
Registration File Number	333-289488
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES